Accrued Pension And Severance Costs (Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Discount rate	2.20%	2.20%	2.30%
Expected return on plan assets	2.00%	2.50%	1.50%
Rate of compensation increase	3.00%	3.00%	3.00%
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Discount rate	4.80%
Expected return on plan assets	6.60%
Rate of compensation increase	2.80%